Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' equity
Schedule of subscribed and paid-in capital stock

	December 31, 2023, 2022 and 2021
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	340,345,556	Ps.	262,447
Series BB Class I	49,766,000		38,375
Share Repurchases	(3,942,131)		(3,040)
	386,169,425	Ps.	297,782